Loans and borrowings - Additional Information (Detail) $ in Thousands		3 Months Ended	12 Months Ended
	Sep. 18, 2023 USD ($)	Dec. 31, 2023 USD ($) shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($) shares	Jul. 14, 2023 shares	Apr. 30, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Debt including current maturities		$ 1,462,691	$ 1,670,807	$ 1,462,691
Number of trading days immediately before maturity date						40 days
Conversion price percentage						1.30
Percentage redemption price on convertible notes	1
Conversion ratio per $1,000 principal amount of Notes (in shares) | shares					0.0201603
Share settlement convertible notes	$ 349,000			$ 349,495
Remeasurement of convertible notes			$ 87,900
Class A common stock
Disclosure of detailed information about borrowings [line items]
Share settlement convertible notes (in shares) | shares		(3,700,000)		(3,694,845)
Bottom of range
Disclosure of detailed information about borrowings [line items]
Support from Export-Import Bank for net purchase price of aircraft			80.00%
Top of range
Disclosure of detailed information about borrowings [line items]
Support from Export-Import Bank for net purchase price of aircraft			85.00%
Senior Convertible Notes
Disclosure of detailed information about borrowings [line items]
Principal amount						$ 350,000
Effective interest rates of borrowings						4.50%
Fair value of the embedded derivative at initial recognition						$ 138,400
Senior Convertible Notes Due Through 2025
Disclosure of detailed information about borrowings [line items]
Shares settlement convertible notes, not converted by holders	$ 1,000
Export-Import Bank of United States
Disclosure of detailed information about borrowings [line items]
Outstanding indebtedness		$ 416,600	$ 376,700	$ 416,600
Finance lease | Long term fixed rate debt
Disclosure of detailed information about borrowings [line items]
Debt including current maturities		623,200	700,700	623,200
Finance lease | Long term variable rate debt
Disclosure of detailed information about borrowings [line items]
Debt including current maturities		$ 422,900	$ 593,400	$ 422,900